NOTE 9 - Derivative Liability - Warrants: Schedule of Changes in share purchase warrants (Details)	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Details
Derivative Liability, Warrants, Number of Warrants	0	0
Derivative Liability, Warrants, Weighted Average Exercise Price	$ 0	$ 0
Derivative Liability, Warrants, Number of Warrants	0	518,174
Derivative Liability, Warrants, Weighted Average Exercise Price	$ 0	$ 7.77
Derivative Liability, Warrants, Number of Warrants	0	0
Derivative Liability, Warrants, Weighted Average Exercise Price	$ 0	$ 0